UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22185

IndexIQ Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite N-611
Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave., Suite N-611
Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: October 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT | OCTOBER 31, 2013

IndexIQ Trust
IQ ALPHA
Hedge Strategy Fund

The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Fund and are available by visiting www.indexiq.com or by calling 1-888-934-0777. Read the prospectus carefully before investing.

Fund performance that is current to the most recent month-end is available by visiting www.indexiq.com or by calling 1-888-934-0777.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Please visit IndexIQ’s web site at www.indexiq.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call IndexIQ at 1-888-934-0777.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Fund is distributed by ALPS Distributors, Inc., which is not affiliated with IndexIQ or the Fund’s investment advisor.

IndexIQ® and IQ® are registered service marks of IndexIQ.

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If you have questions about IndexIQ e-Delivery services, contact a representative at 888-934-0777.

Shareholder Letter (unaudited)

Dear Shareholder:

For the six months ended October 31, 2013, we saw widely disparate performance across different asset classes. Despite the partial shutdown of the U.S. government, a near technical default by the Treasury Department, and the prospect of decreases in the rate of bond purchases by the U.S. Federal Reserve, U.S. equity markets continued to move towards historically high levels. Likewise, international developed equity markets were up sharply on improved economic stability and a better economic outlook in Europe. Emerging markets, however, followed a different path, as concerns about slowing growth in China and elsewhere weighed heavily on emerging market equities.

With yields on the 10 Year U.S. Treasury bonds nearly doubling during this time period off of historically low levels, fixed income instruments did not fare well. U.S. bond prices broadly were negative. Long dated U.S. Treasury bonds were particularly weak over this time period. Developed international bonds fared better as they were aided by a relatively stronger Euro. Emerging market sovereign bonds were not quite as fortunate, as their declines were even larger than what we saw in the U.S.

With economic activity continuing its slow recovery, inflation remained very low. This fact, coupled with higher interest rates, caused inflation-sensitive commodities to fall. Both gold and silver suffered double digit declines as investor expectations for future inflation remained quite modest. The real estate market continued its recovery as home prices in the U.S. advanced by double digits for the 12 months ending October 31. However, almost paradoxically, exchange listed real estate investments were lower as the yield on other assets moved higher.

Investors have recognized that having a well-diversified portfolio is critical to better long-term investment returns. Alternative investments have historically provided investors with added diversification to their portfolios. By marrying the diversification benefits of alternative investments and the growth of exchange-traded funds (ETFs), IndexIQ is seeking to provide investors with innovative tools in a dynamic market environment.*

We at IndexIQ call ourselves “The alternative to alternatives” because of our focus on bringing a different approach to the alternative investment segment of the marketplace. One leading example of this philosophy is the IQ ALPHA Hedge Strategy Fund, which was launched by IndexIQ in June 2008 and will achieve its five-year anniversary as of June 30, 2014. The Fund’s performance has demonstrated why a multi-asset class, hedged approach can be attractive during volatile market conditions.

I want to personally thank you for your interest in IndexIQ and our investment products. I invite you to visit us at www.indexiq.com or call us at (888) 934-0777 for more information on our company and our investment solutions.

Adam S. Patti
Chief Executive Officer

Registered Representative of ALPS Distributors, Inc.

*	Diversification does not eliminate the risk of experiencing investment loss.
4

Fund Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Month Period 5/01/13 to 10/31/13” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 05/01/13	Ending Account Value 10/31/13	Annualized Expense Ratios for the Period 05/01/13 to 10/31/13	Expenses Paid During the Six Month Period 05/01/13 to 10/31/13†
Institutional Class
Actual	$1,000.00	$1,026.54	1.21%	$6.18
Hypothetical (5% return before expenses)	$1,000.00	$1,019.16	1.21%	$6.16
Investor Class
Actual	$1,000.00	$1,024.71	1.62%	$8.27
Hypothetical (5% return before expenses)	$1,000.00	$1,017.04	1.62%	$8.24

†	Expenses are calculated using each Class’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the one-half year period).
5

Portfolio Summary
October 31, 2013 (unaudited)

PORTFOLIO STATISTICS
Net Assets ($ mil): $204.8

SCHEDULE OF INVESTMENTS SUMMARY TABLE

Investment Companies	% of Net Assets
Aggregate Bond Funds	27.6%
U.S. Large Cap Equity Funds	15.4
Short-Term Treasury Bond Funds	13.9
Equity Funds	11.2
Money Market Fund	10.5
Treasury Inflation-Protected Securities Bond Fund	7.7
Convertible Bond Fund	7.1
Corporate Bond Funds	7.0
U.S. Small Cap Equity Fund	3.5
International Bond Funds	2.1
Currency Funds	1.8
Commodity Funds	1.1
Real Estate Fund	0.8
Currency Harvest Fund	0.8
Emerging Equity Funds	0.6
Total Investments	111.1
Liabilities in Excess of Other Assets	(11.1)
Net Assets	100.0%

6

Schedule of Investments
October 31, 2013

	Shares	Value

Investment Companies — 100.6%

Aggregate Bond Funds — 27.6%
iShares Core Total US Bond Market ETF(a)	235,136	$25,378,229
SPDR Barclays Aggregate Bond ETF(a)	21,487	1,228,627
Vanguard Total Bond Market ETF(a)	366,698	29,849,217
Total Aggregate Bond Funds		56,456,073

Commodity Funds — 1.1%
iPath Dow Jones-UBS Commodity Index
Total Return ETN*(a)	12,774	467,784
iShares Silver Trust*(a)	8,036	169,560
PowerShares DB Commodity Index
Tracking Fund*(a)	64,508	1,661,081
Total Commodity Funds		2,298,425

Convertible Bond Fund — 7.1%
SPDR Barclays Convertible Securities
ETF(a)(b)	315,867	14,630,959

Corporate Bond Fund — 7.0%
PowerShares Senior Loan Portfolio(a)	578,658	14,368,078

Currency Funds — 1.8%
CurrencyShares Japanese Yen Trust*(b)	10,094	1,003,142
WisdomTree Emerging Currency
Fund*(b)	134,437	2,749,236
Total Currency Funds		3,752,378

Currency Harvest Fund — 0.8%
PowerShares DB G10 Currency Harvest
Fund*(a)	60,000	1,546,800

Emerging Equity Funds — 0.6%
iShares MSCI Emerging Markets ETF(a)	14,054	596,733
Vanguard FTSE Emerging Markets ETF	17,363	726,989
Total Emerging Equity Funds		1,323,722

Equity Funds — 11.2%
iShares MSCI EAFE ETF(a)	256,428	16,893,476
Vanguard FTSE Developed Markets ETF(a)	146,697	5,992,572
Total Equity Funds		22,886,048

International Bond Funds — 2.1%
iShares J.P. Morgan USD Emerging
Markets Bond ETF(a)(b)	26,248	2,922,715
PowerShares Emerging Markets
Sovereign Debt Portfolio(a)(b)	48,636	1,357,431
Total International Bond Funds		4,280,146

Real Estate Fund — 0.8%
SPDR Dow Jones International
Real Estate ETF(a)(b)	38,638	1,667,230

Short-Term Treasury Bond Funds — 13.9%
iShares 1-3 Year Treasury Bond ETF(b)	102,775	8,685,515
iShares Short Treasury Bond ETF(a)(b)	36,779	4,054,517
SPDR Barclays 1-3 Month T-Bill ETF*(a)	33,939	1,553,727
Vanguard Short-Term Bond ETF(a)	177,274	14,279,421
Total Short-Term Treasury Bond Funds		28,573,180

	Shares	Value

Investment Companies (continued)

Treasury Inflation-Protected Securities
Bond Fund — 7.7%
iShares TIPS Bond ETF(a)	139,829	$15,790,889

U.S. Large Cap Equity Funds — 15.4%
iShares Russell 1000 Growth ETF(a)	305,901	24,958,463
SPDR S&P 500 ETF Trust(a)	36,891	6,482,856
Total U.S. Large Cap Equity Funds		31,441,319

U.S. Small Cap Equity Fund — 3.5%
iShares Russell 2000 ETF(b)	64,706	7,067,836
Total Investment Companies — 100.6%
(Cost $194,699,101)		206,083,083

Short-Term Investment — 1.6%

Money Market Fund — 1.6%
Dreyfus Treasury & Agency Cash
Management 521 Institutional, 0.01%(c)
(Cost $3,365,984)	3,365,984	3,365,984

Investment of Cash Collateral For
Securities Loaned — 8.9%

Money Market Fund — 8.9%
BNY Mellon Overnight
Government Fund, 0.09%(d)
(Cost $18,188,155)	18,188,155	18,188,155
Total Investments — 111.1%
(Cost $216,253,240)		$227,637,222
Liabilities in Excess of Other Assets — (11.1)%(e)		(22,815,248)
Net Assets — 100.0%		$204,821,974

*	Non-income producing securities.
(a)	All or portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $118,999,998.
(b)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $17,786,114; total market value of collateral held by the Fund was $18,188,155.
(c)	Rate shown reflects the 7-day yield at October 31, 2013. (d) Rate shown reflects the 1-day yield at October 31, 2013.
(e)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on swap contracts.

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

TIPS — Treasury Inflation Protected Security

See notes to financial statements.

7

Schedule of Investments (continued)
October 31, 2013 (unaudited)

Total Return Swap contracts outstanding at October 31, 2013:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[1]
CurrencyShares Euro Trust	(1.42)%	4/14/2014	$ (9,607,912)	$ —
CurrencyShares Japanese Yen Trust	0.58%	4/14/2014	478,415	—
iPath Dow Jones-UBS Commodity Index
Total Return ETN	0.58%	4/14/2014	223,089	—
iPath S&P 500 VIX Mid-Term Futures ETN	(2.77)%	4/14/2014	(1,480,035)	—
iShares 1-3 Year Treasury Bond ETF	0.58%	4/14/2014	4,142,089	—
iShares Core Total US Bond Market ETF	0.58%	4/14/2014	12,102,838	—
iShares iBoxx $ High Yield Corporate Bond Fund	(1.67)%	4/14/2014	(2,315,386)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	(0.63)%	4/14/2014	(16,779,802)	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	0.58%	4/14/2014	1,393,879	—
iShares MSCI EAFE ETF	0.58%	4/14/2014	8,056,531	—
iShares MSCI Emerging Markets ETF	0.58%	4/14/2014	284,567	—
iShares Russell 1000 Growth ETF	0.58%	4/14/2014	11,902,676	—
iShares Russell 2000 ETF	0.58%	4/14/2014	3,370,619	—
iShares Short Treasury Bond ETF	0.58%	4/14/2014	1,933,610	—
iShares Silver Trust	0.58%	4/14/2014	80,855	—
iShares TIPS Bond ETF	0.58%	4/14/2014	7,530,737	—
iShares U.S. Real Estate ETF	(0.73)%	4/14/2014	(2,153,304)	—
PowerShares DB Commodity Index Tracking Fund	0.58%	4/14/2014	792,173	—
PowerShares DB G10 Currency Harvest Fund	0.58%	4/14/2014	737,669	—
PowerShares DB Gold Fund	(1.08)%	4/14/2014	(3,149,622)	—
PowerShares Emerging Markets Sovereign
Debit Portfolio	0.58%	4/14/2014	647,345	—
PowerShares Senior Loan Portfolio	0.58%	4/14/2014	6,852,136	—
SPDR Barclays 1-3 Month T-Bill ETF	0.58%	4/14/2014	740,995	—
SPDR Barclays Aggregate Bond ETF	0.58%	4/14/2014	585,923	—
SPDR Barclays Convertible Securities ETF	0.58%	4/14/2014	6,977,506	—
SPDR Barclays High Yield Bond ETF	(1.00)%	4/14/2014	(1,431,192)	—
SPDR Dow Jones International Real Estate ETF	0.58%	4/14/2014	795,082	—
SPDR Dow Jones REIT ETF	(0.85)%	4/14/2014	(1,049,648)	—
SPDR S&P 500 ETF Trust	0.58%	4/14/2014	3,091,618	—
Vanguard FTSE Developed Markets ETF	0.58%	4/14/2014	2,857,866	—
Vanguard FTSE Emerging Markets ETF	0.58%	4/14/2014	346,684	—
Vanguard REIT ETF	(0.63)%	4/14/2014	(8,552,909)	—
Vanguard Short-Term Bond ETF	0.58%	4/14/2014	6,809,858	—
Vanguard Total Bond Market ETF	0.58%	4/14/2014	14,235,069	—
WisdomTree Emerging Currency Fund	0.58%	4/14/2014	1,311,111	—
Net Unrealized Appreciation (Depreciation)				$—

A portion of the securities held by the Fund have been segregated as collateral for swap contracts. The net collateral posted for swap contracts was $118,999,998 at October 31, 2013.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1 Reflects a Reset date of October 31, 2013.

See notes to financial statements.

8

Statement of Assets and Liabilities
October 31, 2013 (unaudited)

Assets
Investments, at value, (including securities loaned of $17,786,114) (cost $216,253,240)	$227,637,222
Due from broker	1,625,821
Receivable for capital shares sold	322,119
Prepaid expenses and other receivables	34,694
Total Assets	229,619,856

Liabilities
Collateral for securities on loan	18,188,155
Payable for investments purchased	3,211,381
Due to custodian	1,131,613
Payable for capital shares redeemed	1,005,441
Due to broker	937,003
Advisory fees payable	164,133
Distribution fees payable — Investor Class	6,605
Compliance fees payable	394
Accrued expenses	153,157
Total Liabilities	24,797,882
Net Assets	$204,821,974

Composition of Net Assets
Paid-in capital	$193,296,134
Accumulated undistributed net investment income	1,128,636
Accumulated net realized loss on investment securities and swap transactions	(986,778)
Net unrealized appreciation on investment securities and swap transactions	11,383,982
Net Assets	$204,821,974

NET ASSET VALUE PER SHARE
($0.001 par value common stock, unlimited authorized shares)

Class	Net Assets	Shares Outstanding	Net Asset Value
Institutional	$173,124,436	15,983,467	$10.83
Investor	$ 31,697,538	2,940,217	$10.78

See notes to financial statements.

9

Statement of Operations
For the Six Months Ended October 31, 2013 (unaudited)

Investment Income
Dividend income		$2,399,835
Securities lending income, net of borrower rebates		52,025
Total investment income		2,451,860

Expenses
Advisory fees	$982,542
Professional fees	81,633
Transfer agent fees	59,467
Distribution fee — Investor Class	34,661
Blue sky fees	28,795
Insurance fees	23,221
Administrative and accounting fees	51,712
Shareholder reporting fees	19,912
Trustee fees and expenses	12,568
Custodian fees	8,196
Registration fees	6,386
Compliance fees	2,269
Miscellaneous fees	667
Total expenses		1,312,029
Net investment Income		1,139,831

Realized and Unrealized Gain on Investment Securities and Swap Transactions
Net realized gain on:
Investment securities		1,222,497
Swap transactions		2,467,367
Net change in unrealized appreciation/depreciation on investment securities		188,903
Net realized and unrealized gain on investment securities and swap transactions		3,878,767
Net Increase in Net Assets Resulting from Operations		$5,018,598

See notes to financial statements.

10

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2013 (unaudited)	For the Year Ended April 30, 2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,139,831	$3,528,638
Net realized gain on investment securities, swap transactions and
distributions from investment in other investment companies	3,689,864	5,626,544
Net change in unrealized appreciation/depreciation on investment
securities and swap transactions	188,903	2,564,599
Net increase in net assets resulting from operations	5,018,598	11,719,781
Dividends and Distributions to Shareholders from:
Net investment income
Institutional Class	—	(4,065,331)
Investor Class	—	(462,973)
Total net investment income dividend distributions to shareholders	—	(4,528,304)
Capital Share Transactions
Institutional Class
Proceeds from shares sold	40,167,510	99,693,872
Cost of shares redeemed	(79,611,968)	(138,989,335)
Proceeds from distributions reinvested	—	3,815,180
Redemption fees	1,856	3,195
Net Decrease from capital share transactions	(39,442,602)	(35,477,088)
Investor Class
Proceeds from shares sold	9,084,883	14,725,623
Cost of shares redeemed	(3,004,965)	(25,354,222)
Proceeds from distributions reinvested	—	402,710
Redemption fees	897	561
Net Increase (decrease) from capital share transactions	6,080,815	(10,225,328)
Total decrease in net assets	(28,343,189)	(38,510,939)
Net Assets
Beginning of period	233,165,163	271,676,102
End of period	$204,821,974	$233,165,163
Accumulated undistributed net investment income (loss) included
in net assets at end of period:	$1,128,636	$(11,195)
Changes in Shares Outstanding
Institutional Class
Shares outstanding, beginning of period	19,752,436	23,152,406
Shares sold	3,817,582	9,653,502
Shares redeemed	(7,586,551)	(13,424,597)
Shares issued for dividends reinvested	—	371,125
Shares outstanding, end of period	15,983,467	19,752,436
Investor Class
Shares outstanding, beginning of period	2,355,648	3,344,801
Shares sold	872,488	1,428,935
Shares redeemed	(287,919)	(2,457,338)
Shares issued for dividends reinvested	—	39,250
Shares outstanding, end of period	2,940,217	2,355,648

See notes to financial statements.

11

Financial Highlights
Selected Data for a Share of Capital Stock Outstanding

	INSTITUTIONAL CLASS
	For the Six Months Ended October 31, 2013 (unaudited)	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Period June 30, 2008[1] to April 30, 2009
Net asset value, beginning of period	$10.55	$10.26	$10.67	$10.14	$9.34	$10.00
Income from Investment Operations
Net investment income[2]	0.06	0.14	0.17	0.21	0.10	0.20
Net realized and unrealized gain (loss) on
investments and swap transactions	0.22	0.33	(0.37)	0.51	0.99	(0.77)[3]
Distributions of net realized gains by
other investment companies	—	0.02	0.02	0.00 [4]	—	0.00 [4]
Net increase (decrease) resulting
from operations	0.28	0.49	(0.18)	0.72	1.09	(0.57)
Less distributions from:
Net investment income	—	(0.20)	(0.16)	(0.18)	(0.07)	(0.09)
Net realized gains	—	—	(0.07)	(0.01)	(0.22)	—
Total distributions to shareholders	—	(0.20)	(0.23)	(0.19)	(0.29)	(0.09)
Capital Share Transactions:
Redemption fees	0.00 [4]	0.00 [4]	—	—	—	—
Net asset value, end of period	$10.83	$10.55	$10.26	$10.67	$10.14	$9.34
Total Return
Total investment return based on
net asset value[5]	2.65%	4.78%	(1.62)%	7.19%	11.65%	(5.71)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$173,124	$208,386	$237,466	$174,916	$71,814	$3,019
Ratio to average net assets of:[8]
Expenses net of reimbursements	1.21%[6]	1.18%	1.16%	1.30%	1.64%	1.15%[6]
Expenses before reimbursements	1.21%[6]	1.18%	1.16%	1.30%	1.98%	24.41%[6]
Net investment Income	1.18%[6]	1.40%	1.62%	2.05%	1.01%	2.77%[6]
Portfolio turnover rate	83%[7]	197%	142%	195%	151%	182%[7]

See footnotes on page 13.

See notes to financial statements.

12

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	INVESTOR CLASS
	For the Six Months Ended October 31, 2013 (unaudited)	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Period June 30, 2008[1] to April 30, 2009
Net asset value, beginning of period	$10.52	$10.23	$10.64	$10.12	$9.31	$10.00
Income from Investment Operations
Net investment income[2]	0.03	0.11	0.12	0.16	0.08	0.11
Net realized and unrealized gain (loss) on
investments and swap transactions	0.23	0.33	(0.36)	0.50	0.99	(0.70)[3]
Distributions of net realized gains by
other investment companies	—	0.01	0.02	0.00 [4]	—	0.00 [4]
Net increase (decrease) resulting
from operations	0.26	0.45	(0.22)	0.66	1.07	(0.59)
Less distributions from:
Net investment income	—	(0.16)	(0.12)	(0.13)	(0.04)	(0.10)
Net realized gains	—	—	(0.07)	(0.01)	(0.22)	—
Total distributions to shareholders	—	(0.16)	(0.19)	(0.14)	(0.26)	(0.10)
Capital Share Transactions:
Redemption fees	0.00 [4]	0.00 [4]	—	—	—	—
Net asset value, end of period	$10.78	$10.52	$10.23	$10.64	$10.12	$9.31
Total Return
Total investment return based on
net asset value[5]	2.47%	4.42%	(2.05)%	6.57%	11.44%	(5.89)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,698	$24,779	$34,210	$31,834	$14,835	$637
Ratio to average net assets of:[8]
Expenses net of reimbursements	1.62%[6]	1.56%	1.65%	1.90%	1.86%	1.40%[6]
Expenses before reimbursements	1.62%[6]	1.56%	1.65%	1.90%	2.79%	44.26%[6]
Net investment Income	0.60%[6]	1.06%	1.20%	1.55%	0.78%	1.82%[6]
Portfolio turnover rate	83%[7]	197%	142%	195%	151%	182%[7]

1	Commencement of offering shares.
2	Based on average shares outstanding.
3	Due to the timing of sales and repurchases of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.
4	Represents less than $0.005.
5	Total investment return is calculated by assuming a purchase of shares on the first day, reinvestment of all dividends and distributions at net asset value during the period and a sale of shares on the last day of the period reported. Total return calculated for a period less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the Advisor. Total returns may reflect adjustments to conform to generally accepted accounting principles.
6	Annualized.
7	Portfolio turnover rate is not annualized.
8	The ratios to average net assets do not include net investment income or expenses of other investment companies in which the Fund invests.

See notes to financial statements.

13

Notes to Financial Statements
October 31, 2013 (unaudited)

1. ORGANIZATION

IQ ALPHA Hedge Strategy Fund (the “Fund”) is a series of the IndexIQ Trust (the “Trust”) which is a statutory trust organized under Delaware law. The Fund is a non-diversified, open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers two classes of shares, Institutional Class and Investor Class. Both classes have equal rights and voting privileges, except in matters affecting a single class.

The Fund’s investment objective is to seek to achieve investment results that correspond to the total return (aggregate price and yield performance) of the IQ Alpha Hedge Index (the “Index”). The objective of the Index is to provide superior returns (“alpha”) relative to the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”) with lower volatility than the S&P 500 Index and correlation to the S&P 500 Index that is similar to the correlation between hedge funds (as measured by broad-based hedge fund indexes) and the S&P 500 Index.

Investors may find the financial statements of any issuer whose securities represent a significant amount of the Fund’s assets on the Securities and Exchange Commission’s website (www.sec.gov).

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

These financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investment Valuation

The Net Asset Value (“NAV”) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. NAV per share is calculated by dividing a fund’s net assets by the number of fund shares outstanding. Securities and investment funds traded on any recognized national or foreign stock exchange are valued at the last quoted sale price, or if no sale price is available, at the bid price. Events occurring after the close of trading in non-US exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. Securities not listed on a national or foreign stock exchange may be valued on the basis of prices furnished by approved pricing services or at the closing bid price on the over-the-counter market.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Market prices may not represent fair value, for example, if a security is thinly traded or if an event occurs between the market quotation and the time the security is to be valued which is expected to affect the value of the security. The circumstances in which the Board may fair value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value. Investments in open end regulated investment companies are valued at net asset value. Price information on ETFs is taken from the exchange where the security is primarily traded.

14

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

Under normal conditions, the Fund invests cash collateral from securities lending activities into BNY Mellon Overnight Government Fund (“BNY Mellon Overnight Government”). The BNY Mellon Overnight Government’s investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Overnight Government has no redemption restrictions and is valued at daily NAV.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. IndexIQ may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. IndexIQ representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transfers between levels, if any, are considered to have occurred at the beginning of the reporting period. There were no transfers into or out of any levels described above during the period ended October 31, 2013.

15

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of October 31, 2013 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3
Investment Companies*	$206,083,083	$—	$—
Other Financial Instruments**	—	—	—
Money Market Funds	21,554,139	—	—
Total	$227,637,222	$—	$—

*	Please refer to the Schedule of Investments to view securities segregated by fund type.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Fund on the applicable record date. Dividends paid by the Fund with respect to all classes of shares are calculated in the same manner and at the same time, but dividends on Investor Class Shares may be lower than dividends on the Institutional Class Shares as a result of the service and/or distribution fees applicable to Investor Class Shares. Net realized long-term and short-term capital gains, if any, will be distributed by the Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year. If applicable, the Fund will recognize interest expense and penalties in “Miscellaneous” expenses on the Statement of Operations. The Fund is required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The returns of the Fund for the period from April 30, 2010 through April 30, 2013 are open for examination.

The Fund has concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.

Cash Equivalents

Cash equivalents are highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in the Schedule of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Securities Lending

The Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities loaned, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned

16

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

is accounted for in the same manner as other dividend and interest income. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The securities lending income earned by the Fund is disclosed on the Statement of Operations. The value of loaned securities and related collateral outstanding at October 31, 2013 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Master Netting Arrangements

Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position (ii) improve transparency in the reporting of how companies mitigate credit risk and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

As of October 31, 2013, the Fund had swap unrealized appreciation(depreciation) of $0 and had securities segregated as collateral for swaps in the amount of $118,999,998.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s

17

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

obligation to return the full amount owed to such Borrower. For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of October 31, 2013, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets			Liabilities
Fund	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Collateral Received	Net Amount	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Collateral Received	Net Amount
IQ Alpha Hedge Strategy Fund	$17,786,114	$(17,786,114)[1]	$ —	$18,188,155	$(18,188,155)	$ —

1	The amount of collateral presented is limited such that the net amount cannot be less than zero.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. The Fund’s investment income, expenses and unrealized and realized gains and losses are allocated daily between share classes. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. General expenses are allocated between the separate classes based on the weighted net asset value of each class. Class level expenses are allocated to the respective class as incurred.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”) the Fund pays the Advisor an advisory fee at an annual rate of 0.95% of the Fund’s average daily net assets. Such fee is accrued daily and paid monthly. The Advisor assumes responsibility for management of the Fund.

The Fund and the Advisor have entered into an expense limitation agreement whereby the Advisor has agreed to waive its fee and/or reimburse the Fund to the extent that total annual fund operating expenses (excluding interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, extraordinary expenses, and distribution and/or service fees, if any under the Rule 12b-1 Plan) exceed 1.65%. Prior to July 1, 2009, the agreement set this level at 1.15%. The expense limitation agreement allows the Advisor to recover reimbursements made to the extent that the Fund’s expense ratios fall below the above indicated expense limitation. The amounts that can be recovered are limited to the difference between the actual expense ratio and the amount of the expense limitation in place at that time. Under the terms of the agreement, the Advisor can only recover such amounts for a period of up to three years after the reimbursement. This agreement can be extended year to year thereafter provided such continuance is specifically approved by a majority of the Independent Trustees.

At October 31, 2013, there was no recoupment payable included in accrued expenses on the Statement of Assets and Liabilities.

Distribution Agreement (12b-1 Fees)

ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s Distributor. The Fund has adopted a Distribution Service Agreement (“Distribution Agreement”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Investor Class shares. The Distribution Agreement allows for the payment of services related to the distribution and servicing of shares at a rate of up to 0.25% per annum of the average daily net asset value of the Investor Class shares of the Fund.

18

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

Administrator, Custodian and Accounting Agent

The Bank of New York Mellon (in each capacity, the “Administrator,” “Custodian” or “Accounting Agent”) serves as the Fund’s Administrator, Custodian and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc. serves as the Fund’s transfer agent.

4. CAPITAL SHARE TRANSACTIONS

As of October 31, 2013, there were an unlimited number of common stock shares at $.001 par value authorized by the Fund. Investors may purchase or redeem Investor Class Shares and Institutional Class Shares of the Fund at their NAV, based on the next calculation of NAV after the order is placed. Neither the Fund nor the Distributor charges a sales charge or other transaction fee to purchase shares, although other institutions may impose transaction fees on shares purchased through them. Redemption requests are processed at the next NAV calculated after the Fund, its transfer agent, or your investment representative receives your sell order. If a redemption request is received on a business day prior to 4:00 pm (Eastern Time), proceeds will normally be wired to the shareholder within three business days, provided that the Fund’s Custodian is also open for business. The Fund imposes a 2% redemption fee on redemptions made within seven calendar days of purchase subject to certain exceptions. The Fund has granted authority to the Advisor to waive the redemption fee at its sole discretion where the Advisor believes such waiver is in the best interests of the Fund.

5. FEDERAL INCOME TAX

At October 31, 2013, the cost of investments (including securities on loan) on a tax basis was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$218,061,542	$12,159,063	$(2,583,383)	$9,575,680

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals and pass through investments.

At April 30, 2013, the components of earnings/loss on a tax-basis were as follows:

Undistributed Net Investment Income (Loss)	Accumulated Capital and Other Gains/(Losses)	Net Unrealized Appreciation	Total Earnings/(Loss)
$ —	$(2,879,535)	$9,386,777	$6,507,242

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including swap contracts.

The tax character of distributions paid from ordinary income during the years ended April 30, 2013 and April 30, 2012 were $4,528,304 and $3,477,942, respectively. $0 and $1,544,800 were distributed from long term capital gains during the fiscal years ended April 30, 2013 and April 30, 2012, respectively.

On December 22, 2010, the Regulated Investment Company (“RIC”) Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore,

19

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. As of April 30, 2013, the Fund had a short-term post-effective capital loss carryforward with no expiration, available to offset future capital gains in the amount of $2,678,542.

Capital losses incurred after October 31 (“Post-October Losses”) within the taxable year can be deemed to arise on the first business day of the Fund’s next taxable year. At April 30, 2013, the Fund incurred and elected to defer to May 1, 2013 post-October losses of $152,411. In addition, the fund elected to defer late year ordinary losses in the amount of $48,582.

At April 30, 2013, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Undistributed Net Investment Income	Accumulated Capital and Other Gains/(Losses)	Paid-in Capital
$63,799	$(63,243)	$(556)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of swap contracts and pass-through investments.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2013 were $171,727,070 and $201,576,380, respectively.

7. DERIVATIVE FINANCIAL INSTRUMENTS

Swaps: A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for total return swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value at least equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate.

Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where the Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, the Fund may also be required to pay the dollar value of that decline (or increase, if an inverse swap) to the counterparty.

During the six months ended October 31, 2013, the Fund utilized swaps to affect long and short exposure to several asset classes, including, among others, real estate, international equity, investment grade corporate bonds, and U.S. short-term Treasury bonds. In addition, the Fund employed swaps to leverage the Fund’s portfolio by approximately 25%. Both types of exposures affected by the swaps were consistent with the exposures of the Fund’s underlying index. The Fund segregates liquid assets, which may include securities, cash or cash equivalents, to cover the Fund’s daily marked-to-market net obligations under outstanding swap agreements. At October 31, 2013, the Fund posted $118,999,998 as collateral for swaps.

20

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

Pursuant to documentation governing the Fund’s swap transactions between the Fund and Morgan Stanley Capital Services Inc. (“Morgan Stanley”), Morgan Stanley has the right to terminate the swaps early in the event that the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, Morgan Stanley may require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. As of October 31, 2013, the Fund has not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement value of these contracts was approximately equal to the fair value of such contracts.

At October 31, 2013, the fair values of open total return swap contracts were zero and therefore no derivative instruments were reflected on the Statement of Assets and Liabilities. As a result of October 31, 2013 being a swap reset date, the swap values reset to zero and the net unrealized appreciation or depreciation settled through cash and is reflected in swap net realized gain on the statement of operations.

Transactions in derivative instruments reflected on the Statement of Operations during the period ended October 31, 2013, were as follows:

	Equity Risk	Total
Net Realized Gain
Swap transactions	$2,467,367	$2,467,367
Net realized gain	$2,467,367	$2,467,367

For the period ended October 31, 2013, the monthly average notional value of the swap contracts held by the Fund was $51,819,475.

8. INVESTMENT RISKS

The Fund is subject to the principal risks described below, some or all of these risks may adversely affect the Fund’s NAV, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments.

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the underlying ETFs in which it invests. An investment in the Fund is subject to the risks associated with the underlying ETFs that comprise the Fund’s underlying Index. The Fund will indirectly pay a proportional share of the asset-based fees, if any, of the underlying ETFs in which it invests.

Exchange Traded Vehicle Risk

Unlike an investment in a mutual fund, the value of the Fund’s investment in ETFs, exchange-traded vehicles (“ETVs”), and ETNs is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings. Federal law prohibits the Fund from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Fund from allocating its investments to ETFs in an optimal manner.

Index Risk

The underlying Index may not be successful in replicating the performance of its target strategies. There is a risk that hedge fund return data provided by third party hedge fund data providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases. In constructing the underlying Strategies of the Index, IndexIQ may not be successful in replicating the returns of the hedge fund indexes. In addition, the Index may not achieve its objective of producing superior returns to the S&P 500 Index with lower volatility than the S&P 500 Index and a correlation to the S&P 500 Index that is similar to the correlation between the performance of hedge funds (as measured by broad-based hedge fund indexes) and the S&P 500 Index.

21

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

Industry Concentration Risk

The Fund will not invest 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent that the underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Total Return Swaps

The Fund intends to use total return swaps in several ways to replicate the performance of the Index. Consequently, the performance of the Fund’s total return swaps will be a significant component of the Fund’s performance. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. Therefore the Fund considers the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying instruments.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date of issuance of this report and has determined that there are no other material events that would require disclosure.

22

Board of Trustees and Officers (unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, year of birth, address and principal occupations during the past five years for each Trustee and Officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Independent Trustees

Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years[3]	Number of Portfolios in Fund Complex Overseen by Trustee[4]	Other Directorships Held by Trustee
Reena Aggarwal 1957	Trustee	Since August 2008	Deputy Dean, McDonough School of Business, Georgetown University (2006 to 2008); Robert E. McDonough Professor (2003-present) and Professor of Finance, McDonough School of Business, Georgetown University (2000-present); Co-Chair of Board, Social Innovations and Public Service Fund, Georgetown University (2012 to present); and Director, Brightwood Capital Advisors, L.P. (2013 to present).	12	FBR Funds (2006-2011)

Gene Chao 1970	Trustee	Since August 2008	Managing Director, Global Infrastructure Services, Computer Services Corp. (2013 to present); Vice President, Global Industries Strategy & Solutions, Juniper Networks (2011 to 2013);Vice President and GM, Global Network, Hewlett-Packard (2010 to 2011); Vice President, Strategic Services, Dimension Data, Americas (2007 to 2010); Senior Vice President, Strategic Outsourcing, France Telecom Americas (2004 to 2007).	12	None

Interested Trustee[5]

Adam S. Patti 1970	Chairman and Trustee President and Principal Executive Officer	Since November 2008 Since July 2008	Chairman, Trustee, President and Principal Executive, IndexIQ Trust (2008 to present); Chief Executive Officer, the Advisor (2007 to present); Chief Executive Officer, IndexIQ (2006 to present); Associate Publisher, Time Inc. (2006).	12	None

23

Board of Trustees and Officers (unaudited) (continued)

Officers of the Trust

Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years
Gregory D. Bassuk 1972	Secretary	Since July 2008	Chief Compliance Officer, the Advisor (2008 to present); Secretary, IndexIQ Trust (2008 to present); Chairman and Trustee, IndexIQ ETF Trust (July 2008 to November 2008); Chairman and Trustee, IndexIQ Trust (February 2008 to November 2008); Chief Operating Officer, the Advisor (2007 to present); Chief Operating Officer, IndexIQ (2006 to present); Director, Time Inc. (2004 to 2006).

David Fogel 1971	Treasurer, Principal Financial Officer and Chief Compliance Officer	Since October 2008	Executive Vice President, IndexIQ Trust (2011 to present); Treasurer, Principal Financial Officer and Chief Compliance Officer, IndexIQ Trust (2008 to present); President (2013 to present) and Executive Vice President (2006 to present), IndexIQ; Vice President, Groton Partners LLC (2005 to 2006).

	Executive Vice President	Since June 2011

1	The address of each Trustee or Officer is c/o IndexIQ, 800 Westchester Avenue, Suite N-611, Rye Brook, New York 10573.
2	Trustees and Officers serve until their successors are duly elected and qualified.
3	Principal occupations(s) of the Trustees may cover more than the past five years.
4	The Funds are part of a “fund complex” as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor.
5	Mr. Patti is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.
24

SEMI-ANNUAL REPORT | OCTOBER 31, 2013

IndexIQ Trust
IQ ALPHA
Hedge Strategy Fund

Investment Advisor
IndexIQ Advisors LLC
800 Westchester Avenue, Suite S-710
Rye Brook, NY 10573

Custodian/Fund Administrator
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Katten Muchin Rosenman, LLP
575 Madison Avenue
New York, New York 10022

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

IQ ALPHA Hedge Strategy Fund
c/o IndexIQ
800 Westchester Avenue, Suite S-710
Rye Brook, NY 10573
1-888-934-0777

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Trust

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	12/19/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	12/19/13

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date	12/19/13

* Print the name and title of each signing officer under his or her signature.